OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (61)	$ (63)	$ (101)
Transaction costs	(2)	(8)	(13)
Amortization of service concession assets	(15)	(14)	(9)
Legal provisions	(6)	(58)	(231)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal of assets	0	(41)	0
Loss on debt extinguishment	0	0	(12)
Other	(111)	(123)	(66)
Other	$ (195)	$ (307)	$ (432)